Equity - Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	513,700
Options exercised (in shares)	3,117	10,117
Ending balance (in shares)	517,300	513,700
Class A Common Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,765	7,765
Options exercised (in shares)	0	0
Acquired and cancelled pursuant to normal course issuer bid (in shares)	0	0
Class A common shares conversation (in shares)	(110)
Shares issued on dual class amendment (in shares)	0
Ending balance (in shares)	7,655	7,765
Class B Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	505,954	526,448
Options exercised (in shares)	3,139	10,209
Acquired and cancelled pursuant to normal course issuer bid (in shares)	(4,738)	(30,703)
Class A common shares conversation (in shares)	110
Shares issued on dual class amendment (in shares)	5,203
Ending balance (in shares)	509,668	505,954